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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                --------------
This Amendment (Check only one):  [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Van Wagoner Capital Management, Inc.
Address:  Three Embarcadero Center, Suite 1120
          San Francisco, CA  94111

Form 13F File Number:  28-6388

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Garrett R. Van Wagoner
Title:    President
Phone:    (415) 835-5000

Signature, Place, and Date of Signing:


/s/ Garrett R. Van Wagoner             San Francisco, CA            May 1, 2007
--------------------------------------------------------------------------------
Garrett R. Van Wagoner                    City, State                  Date


Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                      0
                                              ---------------

Form 13F Information Table Entry Total:                78
                                              ---------------

Form 13F Information Table Value Total:           $67,408
                                              ---------------
                                                (thousands)



List of Other Included Managers:  NONE

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

A R M HLDG                COMMON    42068106       597      76,000 SH        SOLE                            76,000
------------------------------------------------------------------------------------------------------------------------------------
ACME PACKET               COMMON   004764106       599      40,500 SH        SOLE                            40,500
------------------------------------------------------------------------------------------------------------------------------------
AIRSPAN NTWRKS            COMMON   00950H102       789     207,500 SH        SOLE                           207,500
------------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECH               COMMON   00971T101       399       8,000 SH        SOLE                             8,000
------------------------------------------------------------------------------------------------------------------------------------
ALPHATEC HLDGS            COMMON   02081G102       126      30,000 SH        SOLE                            30,000
------------------------------------------------------------------------------------------------------------------------------------
AMER COML LINES           COMMON   025195207       440      14,000 SH        SOLE                            14,000
------------------------------------------------------------------------------------------------------------------------------------
ANADIGICS                 COMMON   032515108       662      56,000 SH        SOLE                            56,000
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPTR              COMMON   037833100       483       5,200 SH        SOLE                             5,200
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MICRO             COMMON   03822W109       821     225,000 SH        SOLE                           225,000
------------------------------------------------------------------------------------------------------------------------------------
AQUANTIVE                 COMMON   03839G105       419      15,000 SH        SOLE                            15,000
------------------------------------------------------------------------------------------------------------------------------------
ARRIS GROUP               COMMON   04269Q100       739      52,500 SH        SOLE                            52,500
------------------------------------------------------------------------------------------------------------------------------------
ASIAINFO HLDGS            COMMON   04518A104       663      96,500 SH        SOLE                            96,500
------------------------------------------------------------------------------------------------------------------------------------
ATHEROS COMM              COMMON   04743P108       838      35,000 SH        SOLE                            35,000
------------------------------------------------------------------------------------------------------------------------------------
AVANEX CORP               COMMON   05348W109     1,164     650,000 SH        SOLE                           650,000
------------------------------------------------------------------------------------------------------------------------------------
BIGBAND NETWRKS           COMMON   089750509       540      30,000 SH        SOLE                            30,000
------------------------------------------------------------------------------------------------------------------------------------
BOOKHAM TECH              COMMON   09856E105       628     276,500 SH        SOLE                           276,500
------------------------------------------------------------------------------------------------------------------------------------
BROCADE COMM              COMMON   111621108       952     100,000 SH        SOLE                           100,000
------------------------------------------------------------------------------------------------------------------------------------
C COR NET                 COMMON   125010108       849      61,250 SH        SOLE                            61,250
------------------------------------------------------------------------------------------------------------------------------------
CATALYST PHARM            COMMON   14888U101       143      35,800 SH        SOLE                            35,800
------------------------------------------------------------------------------------------------------------------------------------
CBEYOND INC               COMMON   149847105       543      18,500 SH        SOLE                            18,500
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

CHINA GRENTECH            COMMON   16938P107       118      10,573 SH        SOLE                            10,573
------------------------------------------------------------------------------------------------------------------------------------
CHINA TECHFAITH           COMMON   169424108       846      92,500 SH        SOLE                            92,500
------------------------------------------------------------------------------------------------------------------------------------
CIENA CORP                COMMON   171779309       839      30,000 SH        SOLE                            30,000
------------------------------------------------------------------------------------------------------------------------------------
COGENT COMM GRP           COMMON   19239V302       425      18,000 SH        SOLE                            18,000
------------------------------------------------------------------------------------------------------------------------------------
COMMVAULT SYS             COMMON   204166102    16,265   1,012,808 SH        SOLE                         1,012,808
------------------------------------------------------------------------------------------------------------------------------------
DIGITAL RIVER             COMMON   25388B104       553      10,000 SH        SOLE                            10,000
------------------------------------------------------------------------------------------------------------------------------------
DIODES INC                COMMON   254543101       653      18,750 SH        SOLE                            18,750
------------------------------------------------------------------------------------------------------------------------------------
EMCORE                    COMMON   290846104       600     120,000 SH        SOLE                           120,000
------------------------------------------------------------------------------------------------------------------------------------
EQUINIX                   COMMON   29444U502       664       7,750 SH        SOLE                             7,750
------------------------------------------------------------------------------------------------------------------------------------
F5 NETWORKS               COMMON   315616102       867      13,000 SH        SOLE                            13,000
------------------------------------------------------------------------------------------------------------------------------------
FINISAR COM               COMMON   31787A101       770     220,000 SH        SOLE                           220,000
------------------------------------------------------------------------------------------------------------------------------------
FORMFACTOR                COMMON   346375108       571      12,750 SH        SOLE                            12,750
------------------------------------------------------------------------------------------------------------------------------------
FOUNDRY NET               COMMON   35063R100       692      51,000 SH        SOLE                            51,000
------------------------------------------------------------------------------------------------------------------------------------
GIGAMEDIA LTD             COMMON   Y2711Y104     1,154      83,500 SH        SOLE                            83,500
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING           COMMON   G3921A175       399      14,500 SH        SOLE                            14,500
------------------------------------------------------------------------------------------------------------------------------------
HARMONIC LGHT             COMMON   413160102       633      64,460 SH        SOLE                            64,460
------------------------------------------------------------------------------------------------------------------------------------
HARRIS STRATEX NT         COMMON   41457P106       595      31,000 SH        SOLE                            31,000
------------------------------------------------------------------------------------------------------------------------------------
I2 TECH                   COMMON   465754208       624      26,000 SH        SOLE                            26,000
------------------------------------------------------------------------------------------------------------------------------------
INPHONIC INC              COMMON   45772G105       572      52,500 SH        SOLE                            52,500
------------------------------------------------------------------------------------------------------------------------------------
INTERCTIVE INTELL         COMMON   45839M103       588      38,600 SH        SOLE                            38,600
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

INTERDIGITAL COMM         COMMON   45866A105       681      21,500 SH        SOLE                            21,500
------------------------------------------------------------------------------------------------------------------------------------
INTERNAP NET              COMMON   45885A300       654      41,500 SH        SOLE                            41,500
------------------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC            COMMON   46114T508       608      36,000 SH        SOLE                            36,000
------------------------------------------------------------------------------------------------------------------------------------
ISILON SYS                COMMON   46432L104       711      44,000 SH        SOLE                            44,000
------------------------------------------------------------------------------------------------------------------------------------
J D S UNIPHASE            COMMON   46612J507       510      33,500 SH        SOLE                            33,500
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3                   COMMON   52729N100       525      86,000 SH        SOLE                            86,000
------------------------------------------------------------------------------------------------------------------------------------
MINDSPEED TECH            COMMON   602682106       779     359,000 SH        SOLE                           359,000
------------------------------------------------------------------------------------------------------------------------------------
MIPS TECH                 COMMON   604567107       746      83,500 SH        SOLE                            83,500
------------------------------------------------------------------------------------------------------------------------------------
MRV COMMUNIC              COMMON   553477100       772     217,500 SH        SOLE                           217,500
------------------------------------------------------------------------------------------------------------------------------------
NAVISITE INC              COMMON   63935M208       227      37,815 SH        SOLE                            37,815
------------------------------------------------------------------------------------------------------------------------------------
NETLOGIC MICRO            COMMON   64118B100       785      29,500 SH        SOLE                            29,500
------------------------------------------------------------------------------------------------------------------------------------
NETWRK APPL               COMMON   64120L104       612      16,750 SH        SOLE                            16,750
------------------------------------------------------------------------------------------------------------------------------------
NETWRK EQUIP TECH         COMMON   641208103        97      10,000 SH        SOLE                            10,000
------------------------------------------------------------------------------------------------------------------------------------
NUANCE COMM               COMMON   67020Y100       322      21,000 SH        SOLE                            21,000
------------------------------------------------------------------------------------------------------------------------------------
OPLINK COMM               COMMON   68375Q403     1,195      66,500 SH        SOLE                            66,500
------------------------------------------------------------------------------------------------------------------------------------
OPNEXT INC                COMMON   68375V105       666      45,000 SH        SOLE                            45,000
------------------------------------------------------------------------------------------------------------------------------------
OPTIUM CORP               COMMON   68402T107       859      44,250 SH        SOLE                            44,250
------------------------------------------------------------------------------------------------------------------------------------
P L X TECH                COMMON   693417107     1,032     106,000 SH        SOLE                           106,000
------------------------------------------------------------------------------------------------------------------------------------
P M C-SIERRA              COMMON   69344F106       964     137,500 SH        SOLE                           137,500
------------------------------------------------------------------------------------------------------------------------------------
PRICELINE COM             COMMON   741503403       639      12,000 SH        SOLE                            12,000
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

QUANTA SVCS               COMMON   74762E102       643      25,500 SH        SOLE                            25,500
------------------------------------------------------------------------------------------------------------------------------------
RESRCH IN MOTION          COMMON   760975102       457       3,350 SH        SOLE                             3,350
------------------------------------------------------------------------------------------------------------------------------------
RIVERBED TECH             COMMON   768573107       788      28,500 SH        SOLE                            28,500
------------------------------------------------------------------------------------------------------------------------------------
S I R F TECH              COMMON   82967H101       847      30,500 SH        SOLE                            30,500
------------------------------------------------------------------------------------------------------------------------------------
SAVVIS COMM               COMMON   805423308       682      14,250 SH        SOLE                            14,250
------------------------------------------------------------------------------------------------------------------------------------
SEACHANGE INTL            COMMON   811699107       517      63,500 SH        SOLE                            63,500
------------------------------------------------------------------------------------------------------------------------------------
SMITH MICRN SFT           COMMON   832154108       950      51,000 SH        SOLE                            51,000
------------------------------------------------------------------------------------------------------------------------------------
SONUS NETWRKS             COMMON   835916107       700      86,750 SH        SOLE                            86,750
------------------------------------------------------------------------------------------------------------------------------------
SUNRISE TEL               COMMON   86769Y105     3,005   1,005,000 SH        SOLE                         1,005,000
------------------------------------------------------------------------------------------------------------------------------------
SYMMETRICOM               COMMON   871543104       374      45,000 SH        SOLE                            45,000
------------------------------------------------------------------------------------------------------------------------------------
SYNCHRONOSS TECH          COMMON   87157B103       661      38,000 SH        SOLE                            38,000
------------------------------------------------------------------------------------------------------------------------------------
SYNTAX BRILLIAN           COMMON   87163L103       655      78,000 SH        SOLE                            78,000
------------------------------------------------------------------------------------------------------------------------------------
TALEO CORP                COMMON   87424N104       249      15,000 SH        SOLE                            15,000
------------------------------------------------------------------------------------------------------------------------------------
TESSERA TECH              COMMON   88164L100       546      13,750 SH        SOLE                            13,750
------------------------------------------------------------------------------------------------------------------------------------
TRANSWITCH                COMMON   894065101       616     387,500 SH        SOLE                           387,500
------------------------------------------------------------------------------------------------------------------------------------
VA SOFTWARE               COMMON   91819B105       605     150,000 SH        SOLE                           150,000
------------------------------------------------------------------------------------------------------------------------------------
VARIAN SEMI               COMMON   922207105       641      12,000 SH        SOLE                            12,000
------------------------------------------------------------------------------------------------------------------------------------
W J COMM                  COMMON   929284107       266     153,798 SH        SOLE                           153,798
------------------------------------------------------------------------------------------------------------------------------------
              TOTAL                             67,408
------------------------------------------------------------------------------------------------------------------------------------